Personnel expenses and employee information (Tables)	12 Months Ended
Dec. 31, 2025
Compensation Related Costs [Abstract]
Personnel expenses for all payroll employees	Personnel expenses for all payroll employees were as follows:

Year ended December 31 (€, in millions)	2023	2024	2025
Wages and salaries	4,447.0	5,001.2	5,460.2
Social security expenses	410.5	468.4	516.6
Pension and retirement expenses	348.9	395.2	433.7
Share-based payments	134.8	172.6	202.3
Personnel expenses	5,341.2	6,037.4	6,612.8

Schedule of short-term incentives	The STI bonus expenses for the (former) Board of Management and other employees were as follows:

Year ended December 31 (€, in millions)	2023	2024	2025
Board of Management	6.0	5.3	7.3
Former Board of Management[1]	—	1.0	—
Other employees	712.6	816.8	951.0
Total STI bonus expenses	718.6	823.1	958.3
1.On April 24, 2024, Peter T.F.M. Wennink and Martin A. van den Brink stepped down from their roles as Presidents of ASML and are, therefore, presented as former Board of Management in 2024.

Average number of payroll employees in FTEs	The average number of payroll employees in FTEs was:

Average number of payroll employees in FTEs	2023	2024	2025
Netherlands	19,876	21,811	22,801
Worldwide (including Netherlands)	38,805	41,697	43,267

Total number of payroll and temporary personnel employed in FTE's per sector	The total number of payroll and temporary employees as of December 31 in FTE per sector was:

Year ended December 31 (in FTE)	2023	2024	2025
Customer Support and Sales	10,790	10,344	10,235
Manufacturing and Supply Chain Management	9,954	11,341	11,124
Strategic Supply Management	2,033	1,965	1,929
General and Administrative	4,035	4,385	4,473
Research and Development	15,604	15,992	16,448
Total	42,416	44,027	44,209
Less: Temporary employees	2,107	1,241	689
Payroll employees	40,309	42,786	43,520